Basis of preparation	6 Months Ended
Dec. 31, 2018
Basis of preparation
Basis of preparation

Basis of preparation

The condensed consolidated interim financial statements for the six months ended 31 December 2018 have been prepared in accordance with International Financial Reporting Standards, IAS 34 ‘Interim Financial Reporting’, the SAICA Financial Reporting Guides as issued by the Accounting Practices Committee and Financial Pronouncements as issued by the Financial Reporting Standards Council and the requirements of the Companies Act of South Africa, 2008, as amended, and the JSE Limited Listings Requirements.

The condensed consolidated interim financial statements do not include all the disclosures required for complete annual financial statements prepared in accordance with IFRS as issued by the International Accounting Standards Board. The condensed consolidated interim financial statements are prepared on a going concern basis. The Board is satisfied that the liquidity and solvency of the company is sufficient to support the current operations for the next 12 months.

These condensed consolidated interim financial statements have been prepared in accordance with the historic cost convention except that certain items, including derivative financial instruments, liabilities for cash-settled share-based payment schemes, financial assets at fair value through profit or loss and financial assets designated at fair value through other comprehensive income, are stated at fair value.

The condensed consolidated interim financial statements are presented in South African rand, which is Sasol Limited’s functional and presentation currency. The accounting policies applied in the preparation of these condensed consolidated interim financial statements are in terms of IFRS and are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2018, except for the adoption of IFRS 9 ‘Financial Instruments’, IFRS 15 ‘Revenue from Contracts with Customers’ and an amendment to IAS 23 ‘Borrowing Costs’ with effect from 1 July 2018. Both IFRS 9 and IFRS 15 were adopted using the modified transition approach, where the comparative financial information is not restated as permitted by the standard. The amendment to IAS 23 is applied prospectively.

The condensed consolidated interim financial statements appearing in this announcement are the responsibility of the directors. The directors take full responsibility for the preparation of the condensed consolidated interim financial statements. Paul Victor CA(SA), Chief Financial Officer, is responsible for this set of condensed consolidated interim financial statements and has supervised the preparation thereof in conjunction with the Senior Vice President: Financial Control Services, Brenda Baijnath CA(SA).

New International Financial Reporting Standards adopted

IFRS 9 ‘Financial Instruments’

IFRS 9 provides a single classification and measurement approach for financial assets that reflects the business model in which they are managed and their cash flow characteristics. The group’s financial assets are classified as measured at amortised cost, fair value through profit or loss, or fair value through other comprehensive income. The group elected to recognise the fair value gains and losses on its current unlisted equity investments through other comprehensive income. Due to the limited unlisted investments held, this change in measurement basis from amortised cost to fair value had an insignificant effect on Sasol’s accounting, and therefore no transition adjustment is presented.

For financial liabilities the existing classification and measurement requirements of IAS 39 will remain the same.

Under IFRS 9, impairments of financial assets classified as measured at amortised cost are recognised on an expected loss basis which incorporates forward-looking information when assessing credit risk, with the expected losses recognised in profit or loss. The effect of the change was inconsequential on Sasol’s accounting as the expected loss basis is not significantly different from the stringent debtor management policies currently applied by Sasol, and therefore no transition adjustment is presented.

The adoption of IFRS 9 did not have a significant impact on the group’s accounting policies relating to financial assets and financial liabilities.

The IFRS 9 hedge accounting requirements are not effective for the group until the International Accounting Standards Board’s macro hedging project is finalised.

IFRS 15 ‘Revenue from Contracts with Customers’

Under IFRS 15, revenue from contracts with customers is recognised when a performance obligation is satisfied by transferring a promised good or service to a customer. A good or service is transferred when the customer obtains control of that good or service. The transfer of control of Sasol’s energy and chemical products usually coincides with title passing to the customer and the customer taking physical possession, with the group’s performance obligations primarily satisfied at a point in time. Amounts of revenue recognised relating to performance obligations over time are not significant.  The accounting for revenue under IFRS 15 therefore represents an inconsequential change from the group’s previous practice for recognising revenue from sales with customers, and therefore no transition adjustment is presented.

An analysis of revenue from contracts with customers by product is presented on page 18. Amounts presented for comparative periods include revenues determined in accordance with the group’s previous accounting policies, but the differences are inconsequential.

Amendment to IAS 23 ‘Borrowing Costs’

The amendment to IAS 23 clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings. Previously, if any specific borrowing remained outstanding after the related asset was ready for its intended use or sale, Sasol recognised the finance costs related to this borrowing in profit and loss.

The adoption of the amendment has been applied prospectively from 1 July 2018 and had a material impact on the group’s earnings for the period as Sasol has a large number of projects to which borrowing costs are capitalised. The impact of applying the amendment for the period ended 31 December 2018 is:

	Half year		Half year
	31 Dec 18		31 Dec 18
	(pro forma results before amendment)	Adjustment on IAS 23 amendment	Half year (results after amendment)
	Rm	Rm	Rm
Non-current assets
Property, plant, equipment and assets under construction	364 610	949	365 559
Income statement
Finance costs	(1 201)	949	(252)

IFRS 16 ‘Leases’ (Effective for the group from 1 July 2019)

IFRS 16 will be applied by the group from 1 July 2019. Under the new standard, all lease contracts, with limited exceptions, will require a lessee to recognise a right of use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments.

The adoption of the standard will have a material effect on the group’s financial statements, significantly increasing the group’s recognised assets and liabilities. We expect an increase in the depreciation expense and also in cash flows from operating activities as the lease payments will be reflected as financing outflows. The group will apply the full retrospective approach permitted by the standard, which requires restatement of the comparative period’s financial information.

Based on the group’s current assessment, the impact is expected to be between R9 billion – R12 billion of additional liabilities that will be recognised on the statement of financial position with a corresponding lease asset. The additional lease liability will add between 3,8% - 5,1% on gearing.

Pro forma financial information

Core headline earnings, Normalised EBIT, EBITDA and US dollar convenience translations included in this announcement constitutes pro forma financial information.

The pro forma financial information is the responsibility of the board of directors and is presented for illustrative purposes only. Because of its nature, the pro forma financial information may not fairly present Sasol’s financial position, changes in equity, results of operations or cash flows. The underlying information, used in the preparation of the pro forma financial information, has been prepared using accounting policies which comply with IFRS and are consistent with those applied in the published group consolidated annual financial statements for the year ended 30 June 2018.

This pro forma information has not been reported on by the group’s auditors, being PricewaterhouseCoopers Inc.